Accounts receivable and accrued revenues	9 Months Ended
Sep. 30, 2026
Accounts receivable and accrued revenues [Abstract]
Accounts receivable and accrued revenues
Note 7 – Accounts receivable and accrued revenues
As of September 30, 2026, $190.5 million, consisting mainly of accounts receivable with no material amounts overdue, was recognized as accounts receivable and accrued revenues in the interim consolidated statement of financial position, compared to $53.3 million as of December 31, 2025.